SHAREHOLDERS’ EQUITY (Details Narrative) - shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, authorized	25,000,000	25,000,000	1,000,000
Preferred stock, outstanding	0	0	0
Common Stock, Shares Authorized	400,000,000	400,000,000	70,000,000
Common stock, outstanding	5,409,310	5,409,310	54,087,903
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized		70,000,000
Common stock, outstanding		54,087,903